Cash and cash equivalents and Restricted cash (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents at fair value	$ 46,837	$ 74,202
Amount pledged as collaterals	3,820	3,620
Restricted cash at fair value	3,820	3,620
Non current restricted cash	2,770	3,530
Current restricted cash	$ 1,050	$ 90